Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of preferred shares and ordinary shares
	Number of shares	Total
Balance, December 31, 2020	-	$-
Issuance of preferred shares[1]	4,000,000	4,000
Conversion from preferred shares to ordinary shares	(3,409,078)	(3,409)
Redemption of Preferred Shares[2]	(590,922)	(591)
Balance, December 31, 2021	-	$-

Schedule of ordinary shares
	Number of shares	Total
Balance, December 31, 2020	79,302,428	$79,302
Issuance of ordinary shares[1]	3,625,954	3,626
Conversion from preferred shares to ordinary shares	3,805,775	3,806
Repurchase of ordinary shares[2]	(793,192)	(793)
Balance, December 31, 2021	85,940,965	$85,941

Schedule of statutory reserve activities
	Pingtan Fishing	Fujian Heyue	Total
Balance - December 31, 2019	$14,944,569	$804,182	$15,748,751
Addition to statutory reserve	2,961	-	2,961
Balance – December 31, 2020	14,947,530	804,182	15,751,712
Addition to statutory reserve	126,462	-	126,462
Balance – December 31, 2021	$15,073,992	$804,182	$15,878,174